Audit Information	12 Months Ended
Sep. 30, 2024
Auditor [Table]
Auditor Name	Enrome LLP
Auditor Firm ID	6907
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Universe Pharmaceuticals INC and its subsidiaries. (the “Company”) as of September 30, 2024 and 2023, the related consolidated statements of operations and comprehensive loss, changes in shareholders’ equity and cash flows for the year ended September 30, 2024, 2023 and 2022 and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of September 30, 2024 and 2023, and the results of its operations and its cash flows for the year ended September 30, 2024, 2023 and 2022, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).